Financial results, net	12 Months Ended
Jun. 30, 2024
Financial results, net
Financial results, net

27. Financial results, net

	06.30.2024	06.30.2023	06.30.2022
Finance income:
- Interest income	33,890	3,064	3,707
Total finance income	33,890	3,064	3,707
Finance costs:
- Interest expenses	(40,356)	(45,070)	(66,403)
- Other finance costs	(8,690)	(6,484)	(7,228)
Total finance costs	(49,046)	(51,554)	(73,631)
Other financial results:
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	95,510	27,518	11,645
- Exchange rate differences, net	14,987	25,124	115,383
- (Loss) / gain from repurchase of non-convertible notes	(181)	739	11,694
- (Loss) / gain from derivative financial instruments, net	(1,387)	171	261
- Other financial results	(3,192)	(555)	3,523
Total other financial results	105,737	52,997	142,506
- Inflation adjustment	(313)	53,215	22,338
Total financial results, net	90,268	57,722	94,920